Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 99,532,115	$ 21,699,202
Financial assets at FVTPL	501,000	1,000
Restricted deposits	5,298,442	15,773,099
Accounts receivable, net	54,141,591	25,670,157
Other receivables, net	390,619	432,696
Contract assets	57,853,030	34,306,195
Inventories	0	5,199
Prepayments	15,781,284	28,632,212
Other current assets	549,085	151,816
Total current assets	234,047,166	126,671,576
Non-current assets
Property and equipment	15,749,411	14,939,143
Right-of-use assets	1,091,526	505,345
Intangible assets	2,432,278	2,931,661
Deferred tax assets, net	11,938,173	6,938,213
Prepayments	204,020	315,304
Financial assets at FVTPL	4,000,000	0
Other non-current assets	2,420,960	1,494,740
Total non-current assets	37,836,368	27,124,406
Total assets	271,883,534	153,795,982
Current liabilities
Short-term borrowings	9,427,501	15,073,458
Long-term borrowings, current portion	963,878	1,972,371
Accounts and other payables	46,042,759	28,490,211
Lease liabilities	451,368	210,448
Stock warrant liabilities	241,006	20,082,272
Contract liabilities	1,305,644	273,227
Provisions	124,441	37,673
Income tax liabilities	11,588,564	9,028,829
Other current liabilities	134,279	142,796
Total current liabilities	70,279,440	75,311,285
Non-current liabilities
Long-term borrowings	3,404,363	4,372,188
Lease liabilities	873,114	579,699
Guarantee deposits liabilities	504,990	364,047
Provisions	89,006	22,013
Deferred tax liabilities	652,782	42,897
Total non-current liabilities	5,524,255	5,380,844
Total liabilities	75,803,695	80,692,129
Equity
Share capital	26,356	19,443
Capital surplus	359,074,487	254,585,267
Accumulated deficit	(159,515,327)	(148,238,729)
Foreign currency translation reserve	(1,400,403)	(55,500)
Treasury shares at cost	(2,105,274)	(33,206,628)
Equity attributable to owners of the parent	196,079,839	73,103,853
Total equity	196,079,839	73,103,853
Total liabilities and equity	$ 271,883,534	$ 153,795,982